Cover	Jan. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Document Period End Date	Jan. 18, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, Postal Zip Code	22203 (Zip Code)
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, City or Town	Arlington,
Entity Address, State or Province	VA
Entity Registrant Name	THE AES CORPORATION
Local Phone Number	522-1315
City Area Code	703
Entity Central Index Key	0000874761
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Trading Symbol	AES
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Listing, Description	NYSE
Corporate Units
Document Information [Line Items]
Trading Symbol	AESC
Title of 12(b) Security	Corporate Units
Entity Listing, Description	NYSE